FINANCIAL INSTRUMENTS (Details) - Financial assets, class [member] ¥ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Debt instruments at amortized cost:
Financial assets included in other receivables		¥ 3	¥ 3
Total		3	3
Total Current		3	3
Total Non-current